Note 7 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Income Taxes (Details) [Line Items]
Deferred Tax Liabilities, Gross	$ 2,245,000	$ 2,141,000
Deferred Tax Assets, Net of Valuation Allowance	2,253,000	2,149,000
Deferred Tax Assets, Valuation Allowance	1,418,000	942,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Income Taxes Paid, Net	68,000	100,000
Domestic Tax Authority [Member]
Note 7 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	6,624,000
Tax Credit Carryforward, Amount	$ 29,000